Employee Benefit Plans - Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Net loss (gain)	$ 270	$ 286	$ 283
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(12)	61	61
Amounts recognized in accumulated OCI
Net loss (gain)	2,651	4,237	4,258
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(537)	(440)	300
Deficit	$ 2,114	$ 3,797	$ 4,558